FAIR VALUE MEASUREMENTS - Subsequent measurement (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 25, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	$ 13,272,784
Change in valuation inputs or other assumptions	4,507,737		$ (406,549)
Fair value as of Ending period	17,780,521	$ 13,272,784	13,272,784
Warrant liability	17,780,521	13,272,784	13,272,784
Transfers out of Level 3		39,445,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	4,801,747
Change in valuation inputs or other assumptions	1,630,782		(207,586)
Fair value as of Ending period	6,432,529	4,801,747	4,801,747
Warrant liability		4,800,000	4,800,000	$ 5,000,000
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning period	8,471,037
Change in valuation inputs or other assumptions	2,876,955		(198,963)
Fair value as of Ending period	$ 11,347,992	8,471,037	8,471,037
Warrant liability		$ 8,500,000	$ 8,500,000	$ 8,700,000